Schedule of Earnings Per Share, Basic and Diluted (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net (loss) income attributable to common stockholders	$ (133,275)	$ (261,787)	$ (327,496)	$ (472,491)	$ (1,230,964)	$ (303,636)
Weighted average common stock outstanding - Basic and diluted	67,448,890	67,448,890	67,448,890	67,448,890	67,448,890	67,448,890
Earnings per share attributable to common stockholder
Basic and diluted per share (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00